REVENUES, OTHER GAIN (LOSS), NET AND OTHER INCOME, NET - Summary of Revenue, Remaining Performance Obligation (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 80,228	$ 11,278	¥ 51,395	$ 7,673
Within One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	38,698	5,440	30,361	4,533
More Than One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
Revenue remaining performance obligation	¥ 41,530	$ 5,838	¥ 21,034	$ 3,140